Information by business segment and geographic area	12 Months Ended
Dec. 31, 2017
Information by business segment and geographic area
Information by business segment and geographic area

30Information by business segment and geographic area

Accounting policy

The internal body, which makes decisions regarding the relevant activities of the Company, is comprised of the Executive Officers who report directly to the Chief Executive Officer (“CEO”) who analyzes the results of NEXA and has the final authority over resource allocation decisions and performance assessment over mining and smelting segments. This assessment is based on the fact that NEXA considers that the different mining and smelting units can be combined in its own specific segment due to the fact that they present similar financial performances, similar types of products, productive process and types of clients and regulatory framework.

The internal information used for making decisions is prepared applying accounting measurement bases with managerial adjustments. The sales information is broken down by product, geographical origin location and geographical customer location. The non-current assets are presented by location.

(a)Business segment

Nexa implemented several decisions to reinforce the strategic positioning in two core business segments - Mining and Smelting. The reportable segments are aligned according to the product type and operation.

The Mining division consists of five operating units located in Brazil and Peru and includes mineral exploration activities and the production of zinc concentrates, copper concentrates and lead concentrates, where due to concentrate benchmark pricing criteria, revenues from the mining business can also be inferred in terms of the contents of zinc, copper, lead, silver and gold. Our mining operations in Peru are conducted by our subsidiary NEXA PERU and in Brazil by our subsidiary NEXA BR.

The Smelting division consists of three operating units also located in Brazil and Peru that include facilities that recover and refine zinc metal out of feed materials such as zinc concentrates or secondary feed materials. In this process, the segment produces metallic zinc (SHG zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid. Smelting operations in Peru are conducted by our subsidiary NEXA CJM and in Brazil by our subsidiary NEXA BR.

NEXA also has a corporate headquarters, which is not a separate operating unit and is not considered as a business segment, but is included in our reconciliation allocated in the reportable segments.

Each of the two segments has a specific Officer who reports directly to the CEO. The CEO has final authority over resource allocation decisions and performance assessment. Consequently, the CEO has been identified as the chief operational decision maker (CODM).

The CODM monitors the operational results of the business segments separately, in order to be able to make decisions on resources allocation and to performance assessment. Segment performance is measured based on adjusted EBITDA year to date, which may be measured differently from the EBITDA presented in note 5.2. Financial results and taxes on income are managed within the corporate level and are not allocated to operating segments.

For financial information, segments are reported on a statutory basis in accordance with IFRS 8 ‘Operating Segments’, and the information presented to the Board of Directors (“Directors”) and CEO on the performance of each segment is derived from the accounting records, adjusted for reallocations between segments, non-recurring effects, transfer pricing adjustments, extraordinary revenues or expenses not allocated in a specific segment.

For NEXA BR results from operations reflect that zinc concentrates produced in the Vazante and Morro Agudo mines in Brazil are transferred at cost to the Três Marias smelter. As a result, zinc concentrates production from our Vazante and Morro Agudo mines has its margin embedded on Três Marias smelter. In order to evaluate the performance of our mining and smelting segment, the Company prepares an internal calculation based on transfer-pricing adjustments according to arm’s length principle basis and benchmark.

(b)       Revenue

The Mining Segment recognized in 2017 total amount of US$ 273,409 (2016: US$ 161,676 and 2015: US$ 125,912) related to transfer-pricing adjustment and US$ 448,054 (2016: US$276,562 and 2015: US$ 225,129) related to intersegment elimination, totaled in the elimination column.

	2017
	Mining	Smelting	Elimination	Adjustment(i)	Total
Revenue from external customers	491,758	1,952,006	—	5,719	2,449,484
Intersegment (sales or transfer)	721,463	—	(721,463)	—	—

Net revenue from products sold	1,213,221	1,952,006	(721,463)	5,719	2,449,484

Cost of products sold	(581,029)	(1,698,325)	721,463	(123,311)	(1,681,202)

Gross Profit	632,192	253,681	—	(117,592)	768,282

	(Revised) 2016
	Mining	Smelting	Elimination	Adjustment(i)	Total
Revenue from external customers	469,187	1,491,988	—	3,666	1,964,841
Intersegment (sales or transfer)	438,238	—	(438,238)	—	—

Net revenue from products sold	907,425	1,491,988	(438,238)	3,666	1,964,841

Cost of products sold	(513,135)	(1,260,519)	438,238	(103,685)	(1,439,101)

Gross Profit	394,290	231,469	—	(100,019)	525,740

	(Revised) 2015
	Mining	Smelting	Elimination	Adjustment(i)	Total
Revenue from external customers	420,663	1,421,307	—	23,213	1,865,183
Intersegment (sales or transfer)	350,041	—	(350,041)	—	—

Net revenue from products sold	770,704	1,421,307	(350,041)	23,213	1,865,183

Cost of products sold	(532,097)	(1,170,545)	350,041	(110,689)	(1,463,290)

Gross Profit	238,607	250,762	—	(87,476)	401,893

(i)

The column “Adjustment” represents the residual component of revenue from external customers and cost of products sold either not pertaining to the Mining or Smelting segments, or, represents items that, because of their nature, are not being allocated to a specific segment, such as revenues sales of concentrate executed from the smelting segment, purchase price allocation amortization of the fair value adjustments which were recognized upon the acquisition of NEXA PERU, and other variable payments related to production performance results, fair value hedge from other operating expenses.

The table below shows the composition of the revenue from external customer adjustments according to their nature:

	2017	2016	2015
Sales of concentrate from smelting segment	5,740	7,153	17,945
VMZ Energy sales	—	—	8,354
Other	(21)	(3,487)	(3,086)

Total Adjustment on revenue from external customer	5,719	3,666	23,213

The table below shows the composition of the cost of products sold adjustments according to their nature:

	2017	2016	2015
Cost of concentrate sold by smelting segment	(3,303)	(2,405)	(10,968)
Cost of energy sold by VMZ	—	—	(4,788)
Employee compensation - Production performance	(33,969)	(31,602)	(21,825)
Amortization of purchase price allocation of Milpo	(77,585)	(77,585)	(77,672)
Fair Value Hedge	(8,406)	14,729	(6,230)
Other	(48)	(6,822)	10,794

Total adjustment on cost of products sold	(123,311)	(103,685)	(110,689)

(c)Segment adjusted EBITDA

The Directors and CEO evaluate the performance of the operating segments based on adjusted EBITDA. The presentation of Adjusted EBITDA and its reconciliation to net income are as follows:

	2017	2016	2015

Mining	521,544	336,796	221,791
Smelting	152,739	70,528	259,768

Segment Adjusted EBITDA	674,283	407,324	481,559

Extraordinary items:
Gains on sales of investments	4,588	408	—
Impairment of other assets	(73)	(308)	—
(Reversal) Impairment - property, plant, equipment	—	979	(8,574)
Other (i)	(6,764)	(3,400)	(13,797)

Results of investees	60	(158)	(256)
Depreciation, amortization and depletion	(270,454)	(275,034)	(295,258)
Net financial results	(130,181)	79,081	(341,931)
Taxes on income	(106,194)	(98,383)	38,779
Descontinued operations	—	—	(318)

Profit (loss) for the year	165,265	110,509	(139,796)

(i)

The line item “Other” represents the residual component of Adjusted EBITDA either not pertaining to the Mining or Smelting segments, or, represents items that, because of their nature, are not being allocated to a specific segment.

(d)Information by geographic area

NEXA has its operations located in Brazil and Peru with trading activities in Luxembourg and United States. Until December 2016, NEXA also had trading activities in Austria that were fully transferred to Luxembourg. The revenue by geographical areas is determined by the location of our customers and is presented in note 25 (i).

The following tables shows the Company’s net revenue and cost of products sold by origin of the Company products, considering the allocation of our trading entities revenues and costs to Brazil and Peru, as applicable, net of the elimination of intersegment operations between our subsidiaries.

	2017
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	1,003,804	(670,964)	332,840
Peru	1,445,680	(1,010,238)	435,442

Total	2,449,484	(1,681,202)	768,282

	(Revised) 2016
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	727,462	(484,851)	242,611
Peru	1,237,379	(954,250)	283,129

Total	1,964,841	(1,439,101)	525,740

	(Revised) 2015
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	665,573	(460,284)	205,289
Peru	1,199,610	(1,003,006)	196,604

Total	1,865,183	(1,463,290)	401,893

On December 31, 2017 the total of property, plant and equipment and intangibles located in Brazil represents the total amount of US$ 1,025,291 (2016: US$ 851,465), in Peru represents the total amount of US$ 2,792,285 (2016: US$ 3,025,199). The total amount located in other countries is US$ 1,657 (2016: US$ 2,322).